CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Real estate property under development (current)	$ 1,540,815,971	$ 932,518,706
Accounts payable	250,674,765	194,403,214
Short-term bank loans and other debt	170,654,011	23,290,525
Income tax payable	57,296,318	121,642,262
Other payables and accrued liabilities	66,196,155	73,446,326
Payroll and welfare payable	3,980,119	19,637,838
Other long-term debt	655,957,477	536,942,835
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	151,142,560	156,012,492
Common stock, shares outstanding	151,142,560	156,012,492
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Real estate property under development (current)	301,327,482	0
Accounts payable	6,732,484	0
Short-term bank loans and other debt	111,331,426	0
Income tax payable	39,968	0
Other payables and accrued liabilities	4,429,929	0
Payroll and welfare payable	9,415	0
Other long-term debt	$ 26,500,130	$ 0